Note 6 - Common Stock	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Equity [Text Block]

6. COMMON STOCK

Common Stock

The Company is authorized to issue 50,000,000 and 300,000,000 shares of common stock with a par value of $ 0.0001 as of December 31, 2024 and 2023, respectively.  Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Subject to preferences that may apply to any outstanding preferred stock, holders of common stock are entitled to receive ratably any dividends that the Company’s Board of Directors may declare out of funds legally available for that purpose on a non-cumulative basis. No dividends had been declared through December 31, 2024.

On  December 30, 2022, the Company completed the initial closing of a private placement (the “2022/23 PIPE”) as it entered into a Unit Purchase Agreement (the “Unit Purchase Agreement”) with investors (the “Purchasers”) pursuant to which the Company sold 647,057 units (the “Units”), each Unit consisting of one share of the Company’s common stock and one warrant to purchase one-half of a share of common stock with an exercise price of $12.00 per share.  The purchase price of each Unit was $7.80 per Unit, resulting in gross proceeds at this initial closing of approximately $5.0 million before the deduction of estimated offering expenses of approximately $700,200.  The Company continued to accept subscriptions for Units and had additional closings through  February 28, 2023.  Altogether, the Company sold 1,183,192 Units, resulting in gross proceeds of approximately $9.2 million before the deduction of estimated offering expenses of approximately $1.2 million.

On March 28, 2024, the Company completed the initial closing of the 2024 Private Placement as it entered into a Unit Purchase Agreement with investors pursuant to which the Company sold 2,015,293 units (the “2024 Units”), each 2024 Unit consisting of one share of the Company’s common stock and one warrant to purchase one share of common stock with an exercise price of $2.50 per share.  The purchase price of each 2024 Unit was $2.50, resulting in gross proceeds at this initial closing of approximately $5.0 million and net cash proceeds of approximately $3.0 million. There were estimated offering expenses of approximately $0.6 million and conversion of convertible debt and accrued interest of approximately $2.8 million. On April 7, 2024, the Company completed a second closing of the 2024 Private Placement. Altogether, the Company sold 2,071,293 2024 Units, resulting in gross proceeds of approximately $5.1 million before the deduction of estimated offering expenses and net cash proceeds of approximately $3.0 million. On the issuance date the warrants were determined to be equity classified and had an aggregate issuance date relative fair value of $2.1 million using the Black-Scholes option pricing model with the following assumptions: expected volatility of 58%, risk-free rate of 4.21%, expected term of 5.5 years, and expected dividends of 0.00%.

See Note 5 – Debt – Salem Loan Facility and Convertible Notes Payable for details regarding common stock issued in connection with debt.

See Note 7 – Share-Based Compensation - Restricted Stock Unit ("RSU") Awards for details regarding RSU grants.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

Common Stock Warrants

Through February 28, 2023, in connection with the 2022/23 PIPE, the Company issued warrants to purchase an aggregate of 769,146 common shares (the “2022/2023 PIPE Warrants”). The 2022/2023 PIPE Warrants are exercisable for a period of five years beginning six months following the final closing of the 2022/23 PIPE. The 2024 Units sold in the 2024 Private Placement included warrants to purchase a total of 2,071,293 shares of common stock (the “2024 PIPE Warrants”), which warrants were issued upon the final closing of the 2024 Private Placement. Each 2024 PIPE Warrant is exercisable for a period of five years beginning six months following the final closing of the 2024 Private Placement. On August 5, 2024, the Company completed a private placement (the “North Run Private Placement”), which included the issuance of warrants to purchase an aggregate of 2,885,246 shares of common stock at an exercise price of $3.05 per share (the “North Run Warrants”). Each North Run Warrant is exercisable for a period of five and a half years beginning on the closing date of the North Run Private Placement and were determined to be classified as liabilities on the issuance date and as of December 31, 2024. As of December 31, 2024, the total amount of outstanding common stock warrants is 5,780,955. See Note 8 – Fair Value Measurement – Warrant Liabilities for additional details regarding the Company’s outstanding warrants.

A summary of the warrant activity during the year ended December 31, 2024 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, January 1, 2024	824,416	$11.10
Issued	4,956,539	2.82
Exercised	-	-
Expired	-	-
Canceled	-	-
Outstanding, December 31, 2024	5,780,955	$4.00	4.8	$-

Exercisable, December 31, 2024	5,780,955	$4.00	4.8	$-

In applying the Black-Scholes option pricing model to warrants granted during 2024 and 2023, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2024	2023
Risk-free interest rate	4.21%	3.55% - 4.15%
Contractual term (years)	5.50	5.50
Expected volatility	57.99%	52.21%
Expected dividends	—%	—%

The following table presents information related to stock warrants at December 31, 2024:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$2.50	2,071,293	5.0	2,071,293
$3.05	2,885,246	5.3	2,885,246
$7.80	177,490	3.9	177,490
$12.00	646,926	3.8	646,926
	5,780,955	4.8	5,780,955

Preferred Stock

The Company’s Board of Directors is authorized, subject to limitations prescribed by Delaware law, to issue preferred stock in one or more series, to establish from time to time the number of shares to be included in each series, and to fix the designation, powers, preferences, and rights of the shares of each series.  There was 22,000 and 0 issued and outstanding shares of preferred stock as of December 31, 2024 or December 31, 2023, respectively.

On August 5, 2024, the Company completed the North Run Private Placement, selling (i) an aggregate of 22,000 shares of Series A convertible preferred stock (the “Preferred Shares”), which are initially convertible into 7,213,115  shares (the “Conversion Shares”) of the Company’s common stock, and (ii) warrants to purchase an aggregate of 2,885,246 shares of common stock at an exercise price of $3.05 per share (the 'North Run Warrants') for an aggregate gross purchase price of $22.0 million. The securities were sold to NR-PRL Partners, LP, a Delaware limited partnership and an affiliate of North Run Capital, LP (the “Buyer”) pursuant to a Securities Purchase Agreement entered into by the Company and the Buyer on August 2, 2024 (the “Purchase Agreement”). The net proceeds from the North Run Private Placement were approximately $21.6 million after transaction expenses.

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

For so long as the Buyer of the Preferred Shares beneficially owns at least 20% of the Conversion Shares underlying the Preferred Shares issued pursuant to the Purchase Agreement (the “Buyer Ownership Condition”), the Company may not, without the consent of Buyer, create, authorize, or issue shares of capital stock that are senior or pari passu to the Preferred Shares; incur aggregate indebtedness for borrowed money (subject to certain exceptions) in excess of $10.0 million; change its line of business; or amend, alter or repeal any provision of the Amended and Restated Certificate of Incorporation or bylaws in a manner that adversely affects the special rights, powers and preferences of the Preferred Shares. In addition, the Purchase Agreement provides that, for so long as the Buyer Ownership Condition is satisfied, the Company may not, without the consent of Buyer, issue more than 10% of its outstanding shares of common stock as of August 2, 2024 (subject to exceptions for stock plans and acquisitions) or within 120 days of the closing of the offering issue any equity securities (subject to exceptions for stock plans and acquisitions).

The Purchase Agreement required that the Board of Directors of the Company increase the size of the Board from eight to ten directors and appoint each of Thomas B. Ellis and Todd B. Hammer (the “Board Designees”) to the Board effective immediately following the closing of the offering. The Purchase Agreement further provides that, at any stockholders’ meeting at which directors are to be elected and for so long as the Buyer satisfies the Buyer Ownership Condition, the Board will nominate and recommend the reelection of any Board Designees whose terms of office expire at such stockholder meeting.

Under the Purchase Agreement, the Company has agreed that for so long as the Buyer Ownership Condition is satisfied, the Buyer will have a right to participate on a pro rata basis in equity financings or issuances of securities convertible, exercisable, or exchangeable into equity securities of the Company or any subsidiaries (including debt securities with an equity component), subject to certain exceptions.

The Series A convertible preferred stock is subject to automatic redemption for cash upon a “Fundamental Transaction” by the Company, which includes a merger, sale of all or substantially all the assets of the Company, recapitalization, or the sale of more than 50% of the voting stock of the Company which results in the Series A convertible preferred stock being classified as temporary equity. In such event, the redemption price would be equal to the greater of the stated value of the Series A convertible preferred stock or the consideration per share of common stock in the Fundamental Transaction (or in the absence of such consideration, the volume-weighted average price of the Company’s common stock immediately preceding the closing of the Fundamental Transaction). Additionally, after analyzing the cashless exercise provision within the North Run Warrants, the Company has determined that the North Run Warrants are classified as liabilities to be carried at fair value (See Note 8 – Fair Value Measurement – Warrant Liabilities for additional details). As a result, the Company allocated the gross proceeds and offering costs to the Preferred Shares and the North Run Warrants on a fair value basis.  As a result, the Company recorded approximately $20.4 million of gross proceeds, which was partially offset by $403 thousand of offering costs, with a credit to temporary equity to account for the Preferred Shares.  Additionally, the Company initially recorded a warrant liability of approximately $1.6 million to account for the North Run Warrants, and expensed approximately $31 thousand of offering costs which were allocated to the North Run Warrants. The Company has not made any adjustments to the carrying value of the Series A convertible preferred stock to reflect the redemption value of the shares upon a change of control because the Company has determined that a change of control event is not probable of occurring.